Goodwill - Changes in the key assumptions (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Impairment
Impairment loss	€ 0	€ 0
Future cash flows
Impairment
Percentage of reasonably possible increase (decrease) in key assumption	(10.00%)
Impairment loss due to reasonably possible increase (decrease) in key assumption	€ 0
Discount rate
Impairment
Percentage of reasonably possible increase (decrease) in key assumption	10.00%
Impairment loss due to reasonably possible increase (decrease) in key assumption	€ 0
Terminal sustainable growth rate
Impairment
Percentage of reasonably possible increase (decrease) in key assumption	(1.00%)
Impairment loss due to reasonably possible increase (decrease) in key assumption	€ 0
Just Execute | Scenario analysis
Impairment
Impairment loss due to reasonably possible increase (decrease) in key assumption	€ 0